SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES - Standardized Measure of discounted Future Net Cash Flows (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Future cash inflows	$ 241,246,940	$ 494,920,870	$ 30,589,040
Future production costs	(110,389,040)	(144,477,250)	(11,930,520)
Future development costs	(81,950,970)	(92,154,270)	(24,518,170)
Future income tax expense	(17,221,680)	(70,254,330)	(4,600,660)
Future net cash flows	31,685,250	188,035,020	(10,460,310)
Discount to present value at 10% annual rate	(30,927,340)	(140,187,170)	10,561,950
Standardized measure of discounted future net cash flows	$ 757,910	$ 47,847,850	$ 101,640	$ 3,558,740